SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Jun. 30, 2024 ₪ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 01, 2022 USD ($)	Nov. 20, 2020 $ / shares
Significant Accounting Policies [Line Items]
Lease payments	$ 25,000	$ 25,000	$ 25,000
Percentage of regular deposits by employee		8.33%
Severance Costs		$ 74,000	82,000
Operating lease liabilities			$ 271,000				$ 171,000	$ 391,000
Ordinary shares, par value per share | (per share)			$ 0.01	₪ 0.01	$ 0.01	₪ 0.01	$ 0.01
MORINGA ACQUISITION CORP [Member]
Significant Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000	$ 250,000
MORINGA ACQUISITION CORP [Member] | Class A Ordinary Share [Member]
Significant Accounting Policies [Line Items]
Number of shares sold | shares	11,500,000
Ordinary shares, par value per share | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Shares subject to possible redemption as temporary equity (in Shares) | shares				11,500,000	11,500,000		11,500,000